Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other assets.
Schedule of other assets

Skr mn	Dec 31, 2018	Dec 31, 2017
Claim against the State for CIRR loans and concessionary loans	3,915	3,309
Cash receivables, funding operations	960	198
Other	105	49
Total	4,980	3,556